9. EQUITY INCENTIVE PLANS - OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Incentive Plans - Options
9. EQUITY INCENTIVE PLANS - OPTIONS

NOTE 9  EQUITY INCENTIVE PLANS - OPTIONS

During the three months ended March 31, 2016, the Company granted options to purchase 691,250 shares at an average of $0.96 per share to 12 employees and consultants of the Company under the Company’s 2015 Equity Incentive Plan, with most vesting monthly over the course of one year. The fair market value of the options is $624,234.

Stock options outstanding and exercisable on March 31, 2016 are as follows:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	7.9	825,000
0.50	959,211	9.0	925,876
0.60	105,000	8.9	105,000
0.80	160,000	9.7	66,660
0.83	100,000	9.8	0
0.90	1,955,000	9.6	1,155,785
1.00	850,000	9.6	12,498
1.06	381,250	9.9	113,534
	6,010,461	9.1	3,204,353

A summary of the stock option activity for the three months ended March 31, 2016:

		Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at December 31, 2015	5,225,000	$0.59	9.3

Grants	691,250	0.97	9.8
Exercised	(105,789)	0.5	8.7
Canceled	—	—	—
Outstanding at March 31, 2016	6,010,461	0.63	9.1
Exercisable at March 31, 2016	3,204,353	0.57	8.9

The aggregate intrinsic value of outstanding stock options was $3,659,062, based on options with an exercise price less than the Company’s stock price of $1.26 as of March 31, 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

The fair value of the granted options for the three months ended March 31, 2016 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	0%
Volatility	111.89% to 119.16%
Risk free rate:	1.75% to 2.10%
Expected life:
Estimated fair value of the Company’s common stock	$ 0.80 to $1.05%
Estimated forfeiture rate	0%

NOTE 8 EMPLOYEE EQUITY INCENTIVE PLANS

In June 2014, our shareholders approved our 2014 Equity Incentive Plan (“2014 Plan”), which provides for the grant of incentive stock options to our employees and our parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. A total of 4 million shares of common stock are reserved for issuance under our 2014 Plan.

On June 4, 2014, the Company granted options to purchase 750,000 shares at $0.10 per share to Vincent “Tripp” Keber for his services on the Company’s Board of Directors for 3 years. Under the terms of the grant, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These options were issued in exchange for his services on the Company’s Board of Directors for 3 years. The options may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance. The options have a fair market value of $73,836. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 2.61% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 10 years. As of December 31, 2015 the unamortized balance was $35,064.

On June 4, 2014, the Company granted options to purchase 750,000 shares at $0.10 per share to Ean Seeb for his services on the Company’s Board of Directors for 3 years. Under the terms of the grant, 250,000 shares shall begin vesting on October 1, 2014 such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall begin vesting the later of: October 1, 2015 or the Company reaching 830,000 users such that 20,833 shares shall vest on the first of every month except for every three months, when 20,834 shares shall vest. An additional 250,000 shares shall vest immediately upon the later of: October 1, 2016 or the Company reaching 1,080,000 users. These options were issued in exchange for his services on the Company’s Board of Directors for 3 years. The options may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance. The options have a fair market value of $73,836. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 2.61% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 10 years. As of December 31, 2015 the unamortized balance was $35,064. .

On June 4, 2014, the Company granted options to purchase 550,000 shares at $0.10 per share to Sebastian Stant for his services as the Company’s Lead Web Developer for 1 year. Under the terms of the grant, 250,000 shares shall vest immediately upon the Company reaching 250,000 users. An additional 150,000 shares shall vest immediately upon the Company reaching 500,000 users. An additional 150,000 shares shall vest immediately upon the Company reaching 750,000 users. The options were issued in exchange for his services as the Company’s Lead Web Developer for 1 year. The options may be exercised any time after the issuance through and including the tenth (10th) anniversary of its original issuance. The options have a fair market value of $54,146. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 2.61% risk-free interest, 0% dividend yield, 150% volatility, and expected life of 10 years. As of December 31, 2015 the balance was $0.

On March 9, 2015, Sebastian Stant resigned his position as Lead Developer of MassRoots and surrendered 350,000 options with a strike price of $0.10 per share back to the 2014 Plan.

From January 1 to March 31, 2015, the Company granted 230,000 shares and options to purchase 1,065,000 shares at $0.50 per share to 20 employees and consultants of the Company, with most vesting monthly over the course of one year. The fair market value of the options are $523,991.

On April 8, 2015, the Company granted options to purchase 105,000 shares at $0.60 per share to 3 employees and consultants of the Company, with most vesting monthly over the course of one year. The fair market value of the options are $114,143.

In December 2015, our shareholders approved our 2015 Equity Incentive Plan (“2015 Plan”), which provides for the grant of incentive stock options to our employees and our parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. A total of 4.5 million shares of common stock are reserved for issuance under our 2015 Plan.

On December 10, 2015, the Company granted options to purchase 1,955,000 shares at $0.90 per share to 28 employees and consultants of the Company under the 2015 Plan, with most vesting monthly over the course of one year. The fair market value of the options is $1,759,500.

On December 14, 2015, the Company granted options to purchase 800,000 shares at $1.00 per share to Daniel Hunt, our Chief Operating Officer, under the 2015 Plan, with 200,000 shares vesting upon the completion of each milestone: the Company reaching 1,000,000 registered users, the Company reaching 2,500,000 registered users, the Company reaching $1,000,000 in revenue since inception, and the Company reaching $2,500,000 in revenue since inception. The fair market value of the options is $800,000.

In October 2015, a holder of 50,000 options at $0.10 per share exercised their right to purchase for $5,000. These shares were recorded as to be issued as of December 31, 2015.

No other stock options have been issued or exercised during the year ended December 31, 2015.

The following table presents information related to stock options at December 31, 2015:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	8.6	500,000
0.50	1,065,000	9.0	964,981
0.60	105,000	9.3	67,940
0.90	1,955,000	9.9	585,000
1.00	800,000	9.9	0
	5,425,000	9.3	2,117,921

A summary of the stock option activity and related information for the 2015 Plan for the years ended December 31, 2015 and 2014 is as follows:

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at January 1, 2014	0	$-	-
Grants	2,050,000	0.1	9.6
Exercised	-	-	-
Canceled	-	$-
Outstanding at December 31, 2014	2,050,000	$0.1	9.6
Grants	3,925,000	0.80	9.9
Exercised	(250,000)	0.1	9.3
Canceled	(300,000)	0.1	8.6
Outstanding at December 31, 2015	5,425,000	$0.59	9.3
Exercisable at December 31, 2015	2,117,921	$0.52	9.1

The aggregate intrinsic value of outstanding stock options was $6,044,500, based on options with an exercise price less than the Company’s stock price of $1.10 as of December 31, 2015, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

The fair value of the granted options for the year ended December 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$$2.21 to $2.50
Estimated forfeiture rate	0%